Document and Entity Information	May 07, 2024
Cover [Abstract]
Entity Address, Country	NL
Entity Tax Identification Number	00-0000000
Amendment Flag	true
Entity Central Index Key	0001651311
Document Type	8-K/A
Document Period End Date	May 07, 2024
Entity Registrant Name	MERUS N.V.
Entity Incorporation State Country Code	P7
Entity File Number	001-37773
Entity Address, Address Line One	Uppsalalaan 17
Entity Address, City or Town	3584 CT Utrecht
Entity Address, Postal Zip Code	3584 CT
City Area Code	31 85
Local Phone Number	016 2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, €0.09 nominal value per share
Trading Symbol	MRUS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Merus N.V. (the “Company”) filed with the Securities and Exchange Commission on May 8, 2024 (the “Original Report”) to amend and restate Item 5.07 summarizing the voting results at the Company’s annual general meeting of shareholders held on May 7, 2024 (the “Annual Meeting”). This amendment is for the purpose of correcting the number of abstentions reported for Proposal 2, which was reported incorrectly in the Original Report due to a typographical error. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Report.